Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed
					Average		$100 Investment Based On:
	Summary		Summary		Summary	Average		NASDAQ
	Compensation		Compensation	Compensation	Compensation	Compensation	Company	Biotechnology		Company
	Table Total	Compensation	Table Total	Actually Paid	Table Total for	Actually Paid	Total	Index Total		Selected
	for First	Actually Paid	for Second	for Second	Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income /	Measure:
	PEO	for First PEO	PEO	PEO	NEOs	NEOs	Return	Return	Loss	Revenue
Year	($)(1)	($)(2)	($)(1)	($)(2)	($)(3)	($)(4)(5)	($)(6)	($)(7)	($ Millions) (8)	($ Millions)
2025	23,266,326	41,160,155	—	—	3,385,497	7,068,934	124.5	119.9	683.0	1,730.7
2024	7,410,765	14,728,383	—	—	2,298,243	4,494,498	74.0	90.6	(363.3)	806.8
2023	5,659,384	(3,542,201)	8,937,025	4,769,312	2,398,388	781,089	45.2	91.8	(626.6)	937.8
2022	7,163,740	5,403,785	—	—	3,371,920	2,655,391	62.5	88.5	(559.0)	698.8
2021	11,022,323	(4,946,916)	—	—	4,334,690	(1,002,836)	65.3	99.4	(523.9)	538.6

(1)

The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Our PEO for fiscal years 2025 and 2024 was Matthew Klein. For fiscal year 2023, Stuart Peltz was our First PEO and Matthew Klein was our Second PEO. Our PEO for fiscal years 2022 and 2021 was Stuart Peltz.

(2)

The dollar amounts reported in this column represent the amount of CAP, for our PEO for the corresponding fiscal year, as calculated in accordance with Item 402(v) of Regulation S-K and as further described below.

(3)

The dollar amounts reported in this column represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding year. The non-PEO NEOs included for purposes of such calculations are as follows: for fiscal years 2025 and 2024, Pierre Gravier, Lee Golden, Eric Pauwels and Neil Almstead; for fiscal year 2023, Pierre Gravier, Mark Boulding, Lee Golden, Eric Pauwels and Emily Hill; for fiscal year 2022, Emily Hill, Neil Almstead, Eric Pauwels and Matthew Klein; and for fiscal year 2021, Emily Hill, Neil Almstead, Mark Boulding, and Eric Pauwels.

(4)	The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs specified in footnote (3) as a group, as further described below.
(5)

The following tables describe the adjustments, each of which is prescribed by SEC rules, to calculate CAP from the amounts reported in the Summary Compensation Table. The amounts reported in the Summary Compensation Table and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

PEO:
		Deductions	Additions
Year	SCT Total ($)	from SCT Total ($)	to SCT Total ($)	CAP ($)
2025	23,266,326	(20,993,560)	38,887,389	41,160,155

Value of Dividends
					Fair Value at the	or other Earnings
		Year over Year	Fair Value as of	Year over Year	End of the Prior	Paid on Stock or
		Change in Fair	Vesting Date of	Change in Fair	Year of Equity	Option Awards
		Value of	Equity Awards	Value of Equity	Awards that	not Otherwise
	Year End Fair	Outstanding	Granted and	Awards Granted	Failed to Meet	Reflected in Fair	Total Equity
	Value of Equity	and Unvested	Vested in	in Prior Years that	Vesting Conditions	Value or Total	Award
	Awards	Equity Awards	the Year	Vested in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	25,258,925	10,835,999	—	2,792,464	—	—	38,887,388

Non-PEO NEO's:

		Deductions	Additions
Year	SCT Total ($)	from SCT Total ($)	to SCT Total ($)	CAP ($)
2025	3,385,497	(2,283,594)	5,967,031	7,068,934

Value of Dividends
					Fair Value at the	or other Earnings
		Year over Year	Fair Value as of	Year over Year	End of the Prior	Paid on Stock or
		Change in Fair	Vesting Date of	Change in Fair	Year of Equity	Option Awards
		Value of	Equity Awards	Value of Equity	Awards that	not Otherwise
	Year End Fair	Outstanding	Granted and	Awards Granted	Failed to Meet	Reflected in Fair	Total Equity
	Value of Equity	and Unvested	Vested in	in Prior Years that	Vesting Conditions	Value or Total	Award
	Awards	Equity Awards	the Year	Vested in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	3,832,031	1,924,279	—	210,721	—	—	5,967,031

The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with and did not materially differ from those disclosed at the time of grant.

(6)

Amounts represent the cumulative total stockholder return of our common stock for the period beginning on the market close on December 31, 2021, the last trading day before the earliest fiscal year in the table, through and including December 31, 2025, the end of the last fiscal year in the table for which cumulative total stockholder return is being calculated. Amount assumes that $100 was invested for the period starting December 31, 2021. The amount included in the table is the value of such fixed investment based on the cumulative total stockholder return as of the end of each year, including reinvestment of dividends (if any).

(7)

The peer group used for this purpose is the NBI, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. Amount assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company and in the NBI, respectively.

(8)	The dollar amounts in this column are the Company’s net income (loss) as reflected in the Company’s audited consolidated financial statements for the applicable year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)

The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Our PEO for fiscal years 2025 and 2024 was Matthew Klein. For fiscal year 2023, Stuart Peltz was our First PEO and Matthew Klein was our Second PEO. Our PEO for fiscal years 2022 and 2021 was Stuart Peltz.

(3)

The dollar amounts reported in this column represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding year. The non-PEO NEOs included for purposes of such calculations are as follows: for fiscal years 2025 and 2024, Pierre Gravier, Lee Golden, Eric Pauwels and Neil Almstead; for fiscal year 2023, Pierre Gravier, Mark Boulding, Lee Golden, Eric Pauwels and Emily Hill; for fiscal year 2022, Emily Hill, Neil Almstead, Eric Pauwels and Matthew Klein; and for fiscal year 2021, Emily Hill, Neil Almstead, Mark Boulding, and Eric Pauwels.

Peer Group Issuers, Footnote
(7)

The peer group used for this purpose is the NBI, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. Amount assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company and in the NBI, respectively.

Adjustment To PEO Compensation, Footnote
(5)

The following tables describe the adjustments, each of which is prescribed by SEC rules, to calculate CAP from the amounts reported in the Summary Compensation Table. The amounts reported in the Summary Compensation Table and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

PEO:
		Deductions	Additions
Year	SCT Total ($)	from SCT Total ($)	to SCT Total ($)	CAP ($)
2025	23,266,326	(20,993,560)	38,887,389	41,160,155

Value of Dividends
					Fair Value at the	or other Earnings
		Year over Year	Fair Value as of	Year over Year	End of the Prior	Paid on Stock or
		Change in Fair	Vesting Date of	Change in Fair	Year of Equity	Option Awards
		Value of	Equity Awards	Value of Equity	Awards that	not Otherwise
	Year End Fair	Outstanding	Granted and	Awards Granted	Failed to Meet	Reflected in Fair	Total Equity
	Value of Equity	and Unvested	Vested in	in Prior Years that	Vesting Conditions	Value or Total	Award
	Awards	Equity Awards	the Year	Vested in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	25,258,925	10,835,999	—	2,792,464	—	—	38,887,388

Non-PEO NEO Average Total Compensation Amount	$ 3,385,497	$ 2,298,243	$ 2,398,388	$ 3,371,920	$ 4,334,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,068,934	4,494,498	781,089	2,655,391	(1,002,836)
Adjustment to Non-PEO NEO Compensation Footnote
(5)

The following tables describe the adjustments, each of which is prescribed by SEC rules, to calculate CAP from the amounts reported in the Summary Compensation Table. The amounts reported in the Summary Compensation Table and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Non-PEO NEO's:

		Deductions	Additions
Year	SCT Total ($)	from SCT Total ($)	to SCT Total ($)	CAP ($)
2025	3,385,497	(2,283,594)	5,967,031	7,068,934

Value of Dividends
					Fair Value at the	or other Earnings
		Year over Year	Fair Value as of	Year over Year	End of the Prior	Paid on Stock or
		Change in Fair	Vesting Date of	Change in Fair	Year of Equity	Option Awards
		Value of	Equity Awards	Value of Equity	Awards that	not Otherwise
	Year End Fair	Outstanding	Granted and	Awards Granted	Failed to Meet	Reflected in Fair	Total Equity
	Value of Equity	and Unvested	Vested in	in Prior Years that	Vesting Conditions	Value or Total	Award
	Awards	Equity Awards	the Year	Vested in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	3,832,031	1,924,279	—	210,721	—	—	5,967,031

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO CAP and Company Total Stockholder Return, or TSR

The following chart sets forth graphically the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, the Company’s cumulative TSR and the NBI TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO CAP and Net Income

The following chart sets forth graphically the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net income loss during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO CAP and Revenue

The following chart sets forth graphically the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Description of Relationship Between PEO and Non-PEO NEO CAP and Company Total Stockholder Return, or TSR

The following chart sets forth graphically the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, the Company’s cumulative TSR and the NBI TSR over the five most recently completed fiscal years.

Tabular List, Table

Most Important Performance Measures
Revenue
Pipeline Development (1)
Total Shareholder Return
Non-GAAP R&D expenses plus Non-GAAP SG&A expenses (2)
(1)	Pipeline Development is a non-financial performance measure that encapsulates the progress of our clinical and pre-clinical pipeline programs. For more information, see “Company goals and results under the 2025 annual cash incentive program—Advance research and development programs.” on page 44.
(2)	Non-GAAP research and development expenses and non-GAAP selling, general and administrative expenses each exclude non-cash, stock-based compensation expense from the corresponding GAAP measures. The metric listed refers to the sum of Non-GAAP research and development expense and non-GAAP selling, general and administrative expense. For more information, including a reconciliation of the GAAP metric to the non-GAAP metric, please refer to Exhibit A of this proxy statement.

Total Shareholder Return Amount	$ 124.5	74	45.2	62.5	65.3
Peer Group Total Shareholder Return Amount	119.9	90.6	91.8	88.5	99.4
Net Income (Loss)	$ 683,000,000	$ (363,300,000)	$ (626,600,000)	$ (559,000,000)	$ (523,900,000)
Company Selected Measure Amount	1,730,700,000	806,800,000	937,800,000	698,800,000	538,600,000
PEO Name	Matthew Klein
Equity Awards Adjustments, Footnote

Value of Dividends
					Fair Value at the	or other Earnings
		Year over Year	Fair Value as of	Year over Year	End of the Prior	Paid on Stock or
		Change in Fair	Vesting Date of	Change in Fair	Year of Equity	Option Awards
		Value of	Equity Awards	Value of Equity	Awards that	not Otherwise
	Year End Fair	Outstanding	Granted and	Awards Granted	Failed to Meet	Reflected in Fair	Total Equity
	Value of Equity	and Unvested	Vested in	in Prior Years that	Vesting Conditions	Value or Total	Award
	Awards	Equity Awards	the Year	Vested in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	25,258,925	10,835,999	—	2,792,464	—	—	38,887,388

Value of Dividends
					Fair Value at the	or other Earnings
		Year over Year	Fair Value as of	Year over Year	End of the Prior	Paid on Stock or
		Change in Fair	Vesting Date of	Change in Fair	Year of Equity	Option Awards
		Value of	Equity Awards	Value of Equity	Awards that	not Otherwise
	Year End Fair	Outstanding	Granted and	Awards Granted	Failed to Meet	Reflected in Fair	Total Equity
	Value of Equity	and Unvested	Vested in	in Prior Years that	Vesting Conditions	Value or Total	Award
	Awards	Equity Awards	the Year	Vested in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	3,832,031	1,924,279	—	210,721	—	—	5,967,031

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Pipeline Development
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP R&D expenses plus Non-GAAP SG&A expenses
Stuart Peltz
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,659,384	$ 7,163,740	$ 11,022,323
PEO Actually Paid Compensation Amount			(3,542,201)	$ 5,403,785	$ (4,946,916)
Matthew Klein
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 23,266,326	$ 7,410,765	8,937,025
PEO Actually Paid Compensation Amount	41,160,155	$ 14,728,383	$ 4,769,312
PEO | Matthew Klein | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,993,560)
PEO | Matthew Klein | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,887,389
PEO | Matthew Klein | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,258,925
PEO | Matthew Klein | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,835,999
PEO | Matthew Klein | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,792,464
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,283,594)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,967,031
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,832,031
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,924,279
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 210,721